Income Taxes - Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal tax based on statutory rate	$ 102,508	$ 95,189	$ 72,428
Effect of tax-exempt income	(9,435)	(8,203)	(6,919)
Interest and other nondeductible expenses	9,605	3,250	5,899
State taxes, net of federal benefit	6,970	4,770	3,955
Tax credits	(10,845)	(7,112)	(11,268)
Amortization on qualified affordable housing tax credits	5,227	4,185	2,023
Other	46,436	(6,886)	(2,024)
Total income tax expense	$ 150,466	$ 85,193	$ 64,094
Effective tax rate	51.40%	31.30%	31.00%
Remeasurement of deferred tax assets and liabilities due to TCJA	$ 51,000
Equity based compensation	3,000
Reversal of prior year deferred tax asset impairment	1,000
Deferred REIT distribution	$ 600